Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Significant components of income taxes deducted from net earnings
The following table shows the significant components of income taxes deducted from net earnings.

For the year ended December 31	2024	2023
Current taxes
Current taxes	(494)	(923)
Uncertain tax positions	4	8
Change in estimate relating to prior periods	8	9
Deferred taxes
Deferred taxes relating to the origination and reversal of temporary differences	(120)	(75)
Change in estimate relating to prior periods	(7)	1
Recognition and utilization of loss carryforwards	29	(24)
Previously unrecognized tax benefits	3	—
Uncertain tax positions	—	8
Total income taxes	(577)	(996)

Reconciliation of reported income taxes in the income statement
The following table reconciles the amount of reported income taxes in the income statements with income taxes calculated at a statutory income tax rate of 26.8% for both 2024 and 2023.

For the year ended December 31	2024	2023
Net earnings	375	2,327
Add back income taxes	577	996
Earnings before income taxes	952	3,323
Applicable statutory tax rate	26.8%	26.8%
Income taxes computed at applicable statutory rates	(255)	(891)
Non-taxable portion of gains on investments	18	5
Uncertain tax positions	4	16
Impairment of goodwill	(303)	—
Change in estimate relating to prior periods	1	10
Non-taxable portion of equity losses	(66)	(149)
Previously unrecognized tax benefits	3	—
Other	21	13
Total income taxes	(577)	(996)
Average effective tax rate	60.6%	30.0%

Disclosure of current and deferred taxes
The following table shows aggregate current and deferred taxes relating to items recognized outside the income statements.

For the year ended December 31	2024		2023
	Other comprehensive (loss)/income	Deficit	Other comprehensive (loss)/income	Deficit
Current taxes	—	—	(2)	1
Deferred taxes	(128)	(26)	199	(8)
Total income taxes (expense) recovery	(128)	(26)	197	(7)

Deferred taxes resulting from temporary differences
The following table shows deferred taxes resulting from temporary differences between the carrying amounts of assets and liabilities recognized in the statements of financial position and their corresponding tax basis, as well as tax loss carryforwards.

Net deferred tax liability	Non-capital loss carry-forwards	Post-employment benefit plans	Indefinite-life intangible assets	Property, plant and equipment and finite-life intangible assets	Other	Total
January 1, 2023	60	(602)	(1,767)	(2,745)	185	(4,869)
Income statements	(23)	10	(35)	(36)	(6)	(90)
Business acquisitions/business dispositions	(1)	—	(10)	(4)	(3)	(18)
Other comprehensive income	—	149	—	—	50	199
Deficit	—	—	—	—	(8)	(8)
Reclassified to liabilities held for sale	—	—	7	(1)	—	6
Other	—	—	—	5	2	7
December 31, 2023	36	(443)	(1,805)	(2,781)	220	(4,773)
Income statements	31	25	148	(315)	16	(95)
Business acquisitions	—	(3)	(5)	(84)	(2)	(94)
Other comprehensive (loss) income	—	(213)	—	—	85	(128)
Deficit	—	—	—	—	(26)	(26)
Other	6	—	—	2	—	8
December 31, 2024	73	(634)	(1,662)	(3,178)	293	(5,108)